Operating lease (Details Textual) - USD ($)		12 Months Ended
	Jul. 15, 2019	Dec. 31, 2018	Dec. 31, 2019
Operating lease (Textual)
Right of use asset			$ 670,604
Lease liability			$ 728,476
Operating lease agreements, description	The Company entered into two 2-year lease agreements with third parties for office space. Pursuant to the Lease Agreements, the monthly payments are RMB14500 (approximately $2,000) and RMB294,896 (approximately $43,000). The Lease Agreements will expire on December 31, 2020 and August 15, 2021, respectively.	The Company entered into two 2-year lease agreements with third parties for office space. Pursuant to the Lease Agreements, the monthly payments are RMB14500 (approximately $2,000) and RMB294,896 (approximately $43,000). The Lease Agreements will expire on December 31, 2020 and August 15, 2021, respectively.